(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2024
(Loss) earnings per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net (loss) income per share:

	For the Years Ended June 30,
	2024	2023	2022
Net (loss) income attributable to the Company	$(6,055,713)	$(7,200,263)	$3,235,559
Weighted average number of common shares outstanding - Basic	10,919,386	10,598,989	10,301,133
Dilutive securities -unexercised warrants and options	-	-	15,099
Weighted average number of common shares outstanding – diluted	10,919,386	10,598,989	10,316,232
(Loss) earnings per share - Basic	$(0.55)	$(0.68)	$0.31
(Loss) earnings per share – Diluted	$(0.55)	$(0.68)	$0.31